Segmented Information	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Segmented Information

16.	SEGMENTED INFORMATION
(a) Segment revenues and results
The Company manages its reportable operating segments by operating mines. The Company operates in two principal geographical areas - Canada (country of domicile), and Mexico. The Young-Davidson and Island Gold mines operate in Canada, and the Mulatos and El Chanate mines operate in Sonora, Mexico. The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2017
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$249.7	$201.4	$14.9	$76.8	—	$542.8
Cost of sales
Mining and processing	125.9	112.9	4.1	72.7	—	315.6
Royalties	4.4	10.6	0.6	—	—	15.6
Amortization	83.1	29.5	8.7	4.3	—	125.6
	213.4	153.0	13.4	77.0	—	456.8
Expenses
Exploration	—	6.7	—	—	1.6	8.3
Corporate and administrative	—	—	—	—	15.5	15.5
Share-based compensation	—	—	—	—	6.2	6.2
Earnings (loss) from operations	$36.3	$41.7	$1.5	($0.2)	($23.3)	$56.0
Finance expense						(9.1)
Foreign exchange gain						5.0
Other loss						(0.6)
Loss on redemption of senior secured notes						(29.1)
Earnings before income taxes						$22.2
1. Corporate and other consists of corporate balances and exploration and development projects.

Year ended December 31, 2016
	Young-Davidson	Mulatos	El Chanate	Corporate/other[1]	Total
Operating revenues	$211.9	$187.3	$83.0	—	$482.2
Cost of sales
Mining and processing	107.4	117.2	72.4	—	297.0
Royalties	3.7	9.6	—	—	13.3
Amortization	72.6	37.8	8.6	—	119.0
	183.7	164.6	81.0	—	429.3
Expenses
Exploration	—	2.0	—	3.1	5.1
Corporate and administrative	—	—	—	16.3	16.3
Share-based compensation	—	—	—	10.2	10.2
Earnings (loss) from operations	$28.2	$20.7	$2.0	($29.6)	$21.3
Finance expense					(24.0)
Foreign exchange loss					(12.5)
Other gains					7.6
Loss before income taxes					($7.6)
1. Corporate and other consists of corporate balances and exploration and development projects.

(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Young-Davidson	$1,580.9	$1,548.9	$243.4	$260.4
Mulatos	350.0	335.5	93.8	88.4
Island Gold	849.6	—	222.5	—
El Chanate	111.4	113.5	24.3	27.8
Corporate/other	421.9	494.3	48.6	356.2
Total assets and liabilities	$3,313.8	$2,492.2	$632.6	$732.8